Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended									2 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2013 Non Employee Director [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Performance Program 2010 [Member]	Dec. 31, 2013 Equity Option [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options and restricted stock, anti-dilutive		4,900,000	4,400,000	2,500,000										14,300,000
Common stock share purchase, shares		30,000,000
Common stock share purchase, value		$ 2,000,000,000
Common stock share repurchase, shares	2,924,271	11,221,919									2,393,917
Common stock share repurchase, per share	$ 85.47	$ 90.08									$ 84.67
Dividends, Common stock		$ 0.77	$ 0.66	$ 0.60
Shares authorized and available for grant under 2011 Plan		27,300,000
Compensation expense		136,000,000	167,000,000	113,000,000	82,000,000	74,000,000	76,000,000
Stock-based compensation expenses, after tax		94,000,000	119,000,000	73,000,000	53,000,000	48,000,000	49,000,000
Period in which stock options become exercisable								4 years					4 years
Period in which stock options expires after grant date													10 years
Intrinsic value of options exercised		4,000,000	12,000,000	50,000,000
Cash received from exercise of options		24,000,000
Additional tax benefit for the amount of intrinsic value in excess of compensation cost		1,500,000
Total compensation cost related to non-vested options not yet recognized					242,000,000								60,000,000
Settlement period for SARs		10 years
Issuance of stock appreciation rights to non-executive employees									180,555
Weighted-average exercise price of SARs									$ 82.63
Nonvested shares outstanding					3,953,000	2,164,000		316,127
Nonvested shares exercisable								201,552
Weighted-average fair value of SARs outstanding								$ 33.41
SARs exercised								237,288
Aggregate cash payments made to settle SARs								11,000,000
Restricted stock units awarded					3,098,029	1,219,886	887,851
Granted, Weighted Average Grant-Date Fair Value		$ 82.95			$ 82.95	$ 85.67	$ 124.16
Restricted stock, capitalized		55,000,000	67,000,000	42,000,000	30,000,000	25,000,000	28,000,000
Weighted-average remaining life of unvested restricted stock units					1 year 3 months 18 days
Total fair value of restricted stock awards vested					$ 88,000,000	$ 114,000,000	$ 85,000,000
Restricted stock units, vested (Percentage)										50.00%
Percentage of additional vest on succeeding anniversaries			25.00%
Initial conditional restricted stock unit awards granted to eligible employees												585,811
Number of restricted stock units awarded												0